Borrowings - Debt Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Opening balance - January 1	$ 3,347.9	$ 3,510.8
Interest expense	291.4	360.0
Interest paid	(309.0)	(327.0)
Proceeds received from issuance of borrowings (net of transaction costs)	195.9	2,209.1
Repayment of borrowings	(386.9)	(2,149.3)
Bank overdraft		(0.7)
Other transaction costs	(20.9)	(10.6)
Disposal of subsidiary		(53.1)
Reclassified to held for sale	(96.7)
Exchange differences	116.0	(191.3)
Closing balance - December 31	$ 3,137.7	$ 3,347.9